LOANS TO RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans to Related Parties [Roll Forward]
Beginning balance	$ 10,426	$ 10,599	$ 10,375
Additions	827	1,791	1,297
Deductions	(3,156)	(1,964)	(1,073)
Ending balance	8,097	10,426	10,599
Loans 90 days past due	$ 0	$ 0	$ 0